Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following table presents the components of income tax expense (benefit) for the periods indicated:

	Years Ended December 31,
(In millions)	2018	2017	2016
Current:
Federal	$122	$343	$69
State	148	24	34
Non-U.S.	374	380	320
Total current expense	644	747	423
Deferred:
Federal	(128)	45	(309)
State	(22)	66	38
Non-U.S.	14	(19)	(85)
Total deferred expense (benefit)	(136)	92	(356)
Total income tax expense (benefit)	$508	$839	$67

Schedule of Effective Income Tax Rate Reconciliation
The following table presents a reconciliation of the U.S. statutory income tax rate to our effective tax rate based on income before income tax expense for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
U.S. federal income tax rate	21.0%	35.0%	35.0%
Changes from statutory rate:
State taxes, net of federal benefit	3.1	2.0	2.1
Tax-exempt income	(2.0)	(4.3)	(5.9)
Business tax credits(1)	(4.1)	(3.7)	(10.5)
Foreign tax differential	(0.6)	(7.2)	(7.4)
Transition tax	—	15.2	—
Deferred tax revaluation	(1.0)	(6.8)	—
Foreign designated earnings	—	(0.7)	(6.5)
Foreign capital transactions	—	—	(4.1)
Litigation expense	0.3	—	1.3
Other, net	(0.4)	(1.6)	(1.0)
Effective tax rate	16.3%	27.9%	3.0%

(1) Business tax credits include low-income housing, production and investment tax credits.

Schedule of Deferred Tax Assets and Liabilities
The following table presents significant components of our gross deferred tax assets and gross deferred tax liabilities as of the dates indicated:

	December 31,
(In millions)	2018	2017
Deferred tax assets:
Unrealized losses on investment securities, net	$146	$17
Deferred compensation	134	159
Pension plan	55	82
Accrued expenses	156	132
Foreign currency translation	50	18
General business credit	274	231
NOL and other carryforwards	153	101
Other	—	27
Total deferred tax assets	968	767
Valuation allowance for deferred tax assets	(138)	(88)
Deferred tax assets, net of valuation allowance	$830	$679
Deferred tax liabilities:
Leveraged lease financing	$—	$184
Fixed and intangible assets	744	755
Non-U.S. earnings	—	6
Investment basis differences	229	172
Other	11	$—
Total deferred tax liabilities	$984	$1,117

Summary of Valuation Allowance
The table below summarizes the deferred tax assets and related valuation allowances recognized as of December 31, 2018:

(In millions)	Deferred Tax Asset	Valuation Allowance	Expiration
General business Credits	$274	$—	2035-2038
NOLs - Non-U.S.	55	(41)	2019-2028, None
Other Carryforwards	88	(88)	2037-2039 /None
NOLs - State	11	(9)	2019-2036

Summary of Income Tax Contingencies
The following table presents activity related to unrecognized tax benefits as of the dates indicated:

	December 31,
(In millions)	2018	2017	2016
Beginning balance	$94	$71	$63
Decrease related to agreements with tax authorities	(40)	(14)	(13)
Increase related to tax positions taken during current year	12	26	7
Increase related to tax positions taken during prior years	44	11	14
Decreases related to a lapse of the applicable statute of limitations	(2)	—	—
Ending balance	$108	$94	$71